Capital Stock - Maximum Number of Shares Outstanding Exercised or Converted (Detail) - Convertible Common Stock [Member] - Scenario, Forecast [Member] - Subsequent Event [Member]	Mar. 09, 2017 shares
Class of Stock [Line Items]
Common Shares	382,269,005
Stock options	9,258,413
Total number of shares outstanding	391,527,418